Consolidated statements of changes in equity - EUR (€) € in Thousands	Issued Capital	Capital reserves	Fair Value Reserves	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2018	€ 624	€ 239,055	€ 2,594	€ (202,144)	€ 40,129
Issue of common shares	138	28,901			29,039
Exercise of share-based payment awards		26			26
Equity-settled share-based payment awards		2,469			2,469
Loss for the period				(32,365)	(32,365)
Other comprehensive loss			(632)		(632)
Balance ending at Dec. 31, 2019	762	270,451	1,962	(234,508)	38,667
Issue of common shares	205	68,341			68,546
Exercise of share-based payment awards	16	2,991			3,007
Equity-settled share-based payment awards		3,381			3,381
Loss for the period				(41,366)	(41,366)
Other comprehensive loss			(242)		(242)
Balance ending at Dec. 31, 2020	983	345,164	1,720	(275,874)	71,993
Issue of common shares	240	114,197			114,437
Exercise of share-based payment awards	11	2,906			2,917
Equity-settled share-based payment awards		11,820			11,820
Loss for the period				(57,523)	(57,523)
Other comprehensive loss			(7,693)		(7,693)
Balance ending at Dec. 31, 2021	€ 1,234	€ 474,087	€ (5,973)	€ (333,397)	€ 135,951